Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Segment information
Schedule of Revenue from operations abroad

The subsidiaries generate revenue from operations in Brazil, as well as from exports of products and services to foreign customers, as disclosed below:

	2025	2024	2023
Net revenue from sales and services:
Brazil	139,822,732	132,311,614	124,400,378
Europe	267,352	50,717	202,665
United States of America and Canada	729,467	681,136	1,084,594
Other Latin American countries	527,285	202,949	204,306
Oceania	768,434	‐
Others	254,270	252,497	156,758
Total	142,369,540	133,498,913	126,048,701

Schedule of Financial information of segments, Results

The main financial information of each of the continuing operations of the Company’s segments is as follows.

12/31/2025
Profit or loss	Ipiranga	Ultragaz	Ultracargo	Hidrovias (3)	Others (1) (2)	Subtotal Segments	Eliminations	Total

Net revenue from sales and services	127,632,935	12,313,710	1,020,908	1,562,214	9,081	142,538,848	(169,308)	142,369,540
Transactions with third parties	127,632,761	12,312,469	861,193	1,562,214	903	142,369,540	‐	142,369,540
Intersegment transactions	174	1,241	159,715	‐	8,178	169,308	(169,308)	‐
Cost of products and services sold	(121,937,313)	(9,838,452)	(443,085)	(951,780)	‐	(133,170,630)	159,931	(133,010,699)
Gross profit	5,695,622	2,475,258	577,823	610,434	9,081	9,368,218	(9,377)	9,358,841
Operating income (expenses)
Selling and marketing	(1,878,042)	(635,926)	(9,148)	(1,777)	‐	(2,524,893)	6,999	(2,517,894)
General and administrative	(1,146,699)	(417,749)	(157,428)	(265,500)	(269,664)	(2,257,040)	7,627	(2,249,413)
Gain (loss) on disposal of assets	141,782	(62,924)	(465)	21,088	89	99,570	‐	99,570
Other operating income (expenses), net	340,822	15,279	6,963	(60,278)	51,878	354,664	‐	354,664
Operating income (loss)	3,153,485	1,373,938	417,745	303,967	(208,616)	5,040,519	5,249	5,045,768
Share of profit (loss) of subsidiaries, joint ventures and associates	(12,066)	514	2,840	(69,646)	(77,641)	(155,999)	‐	(155,999)
Amortization of fair value adjustments on associates acquisition	‐	‐	(1,611)	‐	‐	(1,611)	‐	(1,611
Gain on acquisition of control of associate	‐	‐	‐	91,105	‐	91,105	‐	91,105
Total share of profit (loss) of subsidiaries, joint ventures and associates	(12,066)	514	1,229	21,459	(77,641)	(66,505)	‐	(66,505)
Income (loss) before financial result and income and social contribution taxes	3,141,419	1,374,452	418,974	325,426	(286,257)	4,974,014	5,249	4,979,263
Depreciation and amortization (a)	450,684	333,568	130,889	274,928	17,905	1,207,974	(5,906)	1,202,068
Amortization of contractual assets with customers - exclusivity rights	469,765	1	‐	‐	‐	469,766	‐	469,766
Amortization of right-of-use assets	214,700	84,473	33,574	31,429	2,953	367,129	‐	367,129
Amortization of fair value adjustments on associates acquisition	‐	‐	1,611	‐	‐	1,611	‐	1,611
Total depreciation and amortization	1,135,149	418,042	166,074	306,357	20,858	2,046,480	(5,906)	2,040,574

(a)	The amount is net of PIS and COFINS on depreciation in the amount of R$ 16,967.

12/31/2024
Profit or loss	Ipiranga	Ultragaz	Ultracargo	Others (1) (2)	Subtotal Segments	Eliminations	Total

Net revenue from sales and services	121,336,232	11,288,418	1,075,558	8,691	133,708,899	(209,986)	133,498,913
Transactions with third parties	121,335,586	11,287,337	875,997	(7)	133,498,913	‐	133,498,913
Intersegment transactions	646	1,081	199,561	8,698	209,986	(209,986)	‐
Cost of products and services sold	(114,730,458)	(8,895,244)	(386,568)	‐	(124,012,270)	200,377	(123,811,893)
Gross profit	6,605,774	2,393,174	688,990	8,691	9,696,629	(9,609)	9,687,020
Operating income (expenses)
Selling and marketing	(1,886,281)	(606,609)	(10,723)	(11)	(2,503,624)	4,077	(2,499,547)
General and administrative	(1,132,913)	(344,060)	(176,687)	(230,068)	(1,883,728)	11,636	(1,872,092)
Gain (loss) on disposal of assets	167,657	4,134	(24)	70	171,837	‐	171,837
Other operating income (expenses), net	(512,714)	82,552	13,692	2,378	(414,092)	‐	(414,092)
Operating income (loss)	3,241,523	1,529,191	515,248	(218,940)	5,067,022	6,104	5,073,126
Share of profit (loss) of subsidiaries, joint ventures and associates	(8,654)	578	3,433	(122,539)	(127,182)	‐	(127,182)
Amortization of fair value adjustments on associates acquisition	‐	‐	(2,493)	‐	(2,493)	‐	(2,493
Total share of profit (loss) of subsidiaries, joint ventures and associates	(8,654)	578	940	(122,539)	(129,675)	‐	(129,675)
Income (loss) before financial result and income and social contribution taxes	3,232,869	1,529,769	516,188	(341,479)	4,937,347	6,104	4,943,451
Depreciation and amortization (a)	444,924	284,153	118,559	19,451	867,087	(5,953)	861,134
Amortization of contractual assets with customers - exclusivity rights	553,840	1,243	‐	‐	555,083	‐	555,083
Amortization of right-of-use assets	213,092	66,081	29,998	2,889	312,060	‐	312,060
Amortization of fair value adjustments on associates acquisition	‐	‐	2,493	‐	2,493	‐	2,493
Total depreciation and amortization	1,211,856	351,477	151,050	22,340	1,736,723	(5,953)	1,730,770

(a)	The amount is net of PIS and COFINS on depreciation in the amount of R$ 39,539.

12/31/2023
Profit or loss	Ipiranga (Restated) (3)	Ultragaz	Ultracargo	Others (1) (2) (Restated) (4)	Subtotal Segments	Eliminations	Total

Net revenue from sales and services	114,551,830	10,670,793	1,015,564	14,308	126,252,495	(203,794)	126,048,701
Transactions with third parties	114,551,827	10,669,365	815,249	12,260	126,048,701	‐	126,048,701
Intersegment transactions	3	1,428	200,315	2,048	203,794	(203,794)	‐
Cost of products and services sold	(108,074,324)	(8,485,215)	(355,798)	‐	(116,915,337)	184,868	(116,730,469)
Gross profit	6,477,506	2,185,578	659,766	14,308	9,337,158	(18,926)	9,318,232
Operating income (expenses)
Selling and marketing	(1,615,178)	(626,554)	(11,395)	(99)	(2,253,226)	‐	(2,253,226)
General and administrative	(1,318,092)	(298,171)	(167,344)	(253,478)	(2,037,085)	18,926	(2,018,159)
Results from disposal of property, plant and equipment and intangible assets	170,604	13,199	103	(2,915)	180,991	(59,056)	121,935
Other operating income (expenses), net	(657,376)	20,191	2,335	31,985	(602,865)	‐	(602,865)
Operating income (loss)	3,057,464	1,294,243	483,465	(210,199)	4,624,973	(59,056)	4,565,917
Share of profit (loss) of subsidiaries, joint ventures and associates	(7,508)	26	11,764	7,626	11,908	‐	11,908
Income (loss) before financial result and income and social contribution taxes	3,049,956	1,294,269	495,229	(202,573)	4,636,881	(59,056)	4,577,825
Depreciation and amortization (a)	429,809	291,462	105,274	14,324	840,869	(492)	840,377
Amortization of contractual assets with customers - exclusivity rights	606,036	1,410	‐	‐	607,446	‐	607,446
Amortization of right-of-use assets	211,934	61,124	30,454	2,388	305,900	‐	305,900
Total depreciation and amortization	1,247,779	353,996	135,728	16,712	1,754,215	(492)	1,753,723

(a)	The amount is net of PIS and COFINS on depreciation in the amount of R$ 8,517.
(1)	Includes in the line “General and administrative and Revenue from sale of goods” the amount of R$ 209,697 in 2025 (R$ 172,242 in 2024 and R$ 167,929 in 2023) of expenses related to Ultrapar's holding structure.
(2)	The “Others” column refers to the parent Ultrapar and subsidiaries Imaven, Ultrapar International, UVC Investimentos, Eaí Clube Automobilista and share of profit (loss) of joint venture RPR and of Hidrovias while associate.
(3)	The “Hidrovias” segment is composed of Hidrovias (HBSA3), which became consolidated in May 2025, and its parent company Ultra Logística, direct subsidiary of Ultrapar, and therefore, the reported numbers may contain differences with the numbers reported by Hidrovias (HBSA3).
(4)	Refers to a change on the corporate structure which the companies Eaí and Millenium became part of Ipiranga consolidated, being restated in 2023 for comparability purposes.

Schedule of Financial information of segments, Asset reclassification
12/31/2025
Assets	Ipiranga	Ultragaz	Ultracargo	Hidrovias (1)	Others (2)	Subtotal Segments	Total
Investments	102,837	4,092	238,607	135,973	39,872	521,381	521,381
Property, plant and equipment	3,428,819	1,667,025	2,596,271	4,340,526	134,456	12,167,097	12,167,097
Intangible assets	1,277,871	274,971	286,219	1,201,198	276,219	3,316,478	3,316,478
Right-of-use assets	826,598	187,116	620,628	288,733	5,619	1,928,694	1,928,694
Other current and non-current assets	21,191,237	3,563,356	447,929	2,351,670	3,861,152	31,415,344	31,415,344
Total assets (excluding intersegment transactions)	26,827,362	5,696,560	4,189,654	8,318,100	4,317,318	49,348,994	49,348,994

12/31/2024
Assets	Ipiranga	Ultragaz	Ultracargo	Others (2)	Subtotal Segments	Total
Investments	146,450	1,042	216,134	1,785,007	2,148,633	2,148,633
Property, plant and equipment	3,282,469	1,566,376	2,157,663	129,458	7,135,966	7,135,966
Intangible assets	1,017,405	333,652	283,598	273,675	1,908,330	1,908,330
Right-of-use assets	911,783	152,024	599,853	7,664	1,671,324	1,671,324
Other current and non-current assets	20,944,583	2,156,708	393,368	3,199,162	26,693,821	26,693,821
Total assets (excluding intersegment transactions)	26,302,690	4,209,802	3,650,616	5,394,966	39,558,074	39,558,074

(1)	The “Hidrovias” column is composed of Hidrovias and its parent company Ultra Logística, a direct subsidiary of Ultrapar, which is not part of Hidrovias segment, and therefore, the reported numbers may contain differences with the numbers reported by Hidrovias.
(2)	The “Others” column refers to the parent Ultrapar and subsidiaries Imaven, Ultrapar International, UVC Investimentos, Eaí Clube Automobilista and share of profit (loss) of joint venture RPR.